Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended			7 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Jun. 28, 2025	Jun. 30, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Fair value carrying amount percentage				50.00%					50.00%
Economic useful lives, term				14 years 6 months					14 years 6 months
Workers’ compensation related liabilities									$ 5,200,000		$ 4,300,000
Revenue from contract with customer	$ 313,925,000		$ 309,292,000	$ 463,527,000	$ 548,140,000		$ 532,354,000	$ 633,866,000			1,050,057,000		$ 928,326,000
NV5 Global, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment, long-lived asset										$ 0		$ 0	0
Goodwill and intangible asset impairment										0		$ 0		$ 0
Remaining revenue performance obligation amount		$ 980,292,000				$ 980,292,000				970,851,000
Revenue from contract liability		13,242,000				36,015,000				44,005,000
Advertising expense										3,302,000	2,767,000		$ 1,977,000
NV5 Global, Inc. [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-12-29
Summary of Significant Accounting Policies [Line Items]
Remaining revenue performance obligation amount										$ 774,314,000
NV5 Global, Inc. [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-12-29 | Period One
Summary of Significant Accounting Policies [Line Items]
Remaining performance obligation expected timing of satisfaction										12 months
NV5 Global, Inc. [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-06-29
Summary of Significant Accounting Policies [Line Items]
Remaining revenue performance obligation amount		$ 784,814,000				$ 784,814,000
Government Contracts Concentration Risk [Member] | NV5 Global, Inc. [Member] | Revenue Benchmark [Member] | Public and Quasi-Public Sector [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage										63.00%		68.00%	64.00%
California [Member] | Geographic Concentration Risk [Member] | NV5 Global, Inc. [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage										28.00%		26.00%	28.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Economic useful lives, term				5 years					5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Economic useful lives, term				15 years					15 years
Period One | NV5 Global, Inc. [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-06-29
Summary of Significant Accounting Policies [Line Items]
Remaining performance obligation expected timing of satisfaction		12 months				12 months
Gross Revenues [Member] | NV5 Global, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue from contract with customer										$ 491,468,000	$ 422,878,000			$ 343,538,000
Transferred over Time [Member] | Customer Concentration Risk [Member] | NV5 Global, Inc. [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage									89.00%		90.00%			88.00%
Transferred at Point in Time [Member] | NV5 Global, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue from contract with customer, percent of gross revenues										11.00%		10.00%	12.00%